Disclosure of detailed information about trade and other payables (Details) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Trade payables	$ 134,982	$ 4,970
Accrued liabilities	10,000	10,000
Total trade and other current payables	$ 144,982	$ 14,970